Income Taxes - Schedule of Income Tax Expense (Recovery) (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Income tax [line items]
Total income tax expense recognized in net earnings	$ 101,796	$ 45,734	$ 210,876	$ 88,513
Effective Tax Rate	16.00%	14.00%	16.00%	14.00%
Current income tax expense (recovery) [member]
Income tax [line items]
Current income tax expense (recovery)	$ (3,273)	$ 28	$ (11,581)	$ 72
Global minimum income tax expense	90,156	49,634	186,599	94,700
Total current income tax expense	86,883	49,662	175,018	94,772
Deferred income tax expense [member]
Income tax [line items]
Total deferred income tax expense (recovery)	$ 14,913	$ (3,928)	$ 35,858	$ (6,259)